Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	April 2012
Distribution Date	5/15/2012
Transaction Month	2
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		February 11, 2012
Closing Date:		March 7, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:		$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%		March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%		June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%		March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%		December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%		February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%		June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%		May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$252,170,918.10	0.7618457	$204,206,966.73	0.6169395	$47,963,951.37
Class A-2 Notes	$313,000,000.00	1.0000000	$313,000,000.00	1.0000000	$-
Class A-3 Notes	$450,000,000.00	1.0000000	$450,000,000.00	1.0000000	$-
Class A-4 Notes	$166,980,000.00	1.0000000	$166,980,000.00	1.0000000	$-
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$1,275,630,918.10	0.9418004	$1,22,666,966.73	0.9063885	$47,963,951.37

Weighted Avg. Coupon (WAC)	4.61%		4.61%
Weighted Avg. Remaining Maturity (WARM)	52.08		51.25
Pool Receivables Balance	$1,324,012,236.43		$1,279,108,465.58
Remaining Number of Receivables	81,604		80,373

Adjusted Pool Balance	$1,293,607,188.49		$1,250,025,737.38

III. COLLECTIONS

Principal:
Principal Collections	$44,655,788.45
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$153,488.35
Total Principal Collections	$44,809,276.80

Interest:
Interest Collections	$5,027,035.96
Late Fees & Other Charges	$50,716.20
Interest on Repurchase Principal	$-
Total Interest Collections	$5,077,752.16

Collection Account Interest	$7,994.86
Reserve Account Interest	$1,186.69
Servicer Advances	$-

Total Collections	$49,896,210.51

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	April 2012
Distribution Date	05/15/12
Transaction Month	2
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$49,896,210.51
Reserve Account Available	$6,823,490.67
Total Available for Distribution	$56,719,701.18

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,103,343.53		$1,103,343.53	$1,103,343.53
Collection Account Interest					$7,994.86
Late Fees & Other Charges					$50,716.20
Total due to Servicer					$1,162,054.59

2. Class A Noteholders Interest:
Class A-1 Notes		$60,908.80		$60,908.80
Class A-2 Notes		$143,458.33		$143,458.33
Class A-3 Notes		$270,000.00		$270,000.00
Class A-4 Notes		$132,192.50		$132,192.50

Total Class A interest:		$606,559.63		$606,559.63	$606,559.63

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$47,963,951.37

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$47,963,951.37

	Distributable Amount	Paid Amount
Class A-1 Notes		$47,963,951.37
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$52,899,143.40	$47,963,951.37
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$52,899,143.40	$47,963,951.37

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$30,405,047.94
Beginning Period Amount	$30,405,047.94
Current Period Amortization	$1,322,319.74
Ending Period Required Amount	$29,082,728.20
Ending Period Amount	$29,082,728.20
Next Distribution Date Amount	$27,791,242.74

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	April 2012
Distribution Date	05/15/12
Transaction Month	2
30/360 Days	30
Actual/360 Days	29

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$17,976,270.39	$22,358,770.65	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool		1.32%	1.64%	2.00%
Overcollateralization as a % of Current Adjusted Pool		1.39%	1.79%	2.18%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.49%	79,964	99.43%	$1,271,822,236.85
30 - 60 Days	0.44%	351	0.48%	$6,140,908.83
61 - 90 Days	0.06%	52	0.08%	$1,016,276.91
91 + Days	0.01%	6	0.01%	$129,042.99
		80,373		$1,279,108,465.58
Total
Delinquent Receivables 61 + days past due	0.07%	58	0.09%	1,145,319.90
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.04%	30	0.05%	$600,713.90
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.00%	0	0.00%	$-
Three-Month Average Delinquency Ratio	0.04%		0.04%

Repossession in Current Period		28		$545,886.26
Repossession Inventory		26		$495,170.01

Charge-Offs
Gross Principal of Charge-Off for Current Period				$247,982.40
Recoveries				$(153,488.35)
Net Charge-offs for Current Period				$94,494.05

Beginning Pool Balance for Current Period				$1,324,012,236.43

Net Loss Ratio				0.09%
Net Loss Ratio for 1st Preceding Collection Period				0.04%
Net Loss Ratio for 2nd Preceding Collection Period				0.00%
Three-Month Average Net Loss Ratio for Current Period				0.04%

Cumulative Net Losses for All Periods				$144,329.15
Cumulative Net Losses as a % of Initial Pool Balance				0.01%

Principal Balance of Extensions				$3,795,382.09
Number of Extensions				184

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